RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
RESERVES [abstract]
Schedule of appropriations to reserves
	2017	2017	2018	2018	2019	2019
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000

Statutory surplus reserve	10%	101,982	10%	83,612	10%	78,264

Schedule of movements of special reserve - safety production fund
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	-
Appropriation for retained earnings	227, 250	242, 456	264,871
Utilization	(227, 250)	(242,456)	(264,871)
End of the year	-	-	-

Schedule of movement of other comprehensive income of the Group
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	181,941	181,941
Addition due to fair value changes on available-for-sale investments	242,588	-	-
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	(60,647)	-	-
End of the year	181,941	181,941	181,941